Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Summarized unaudited quarterly financial data is as follows:

	Quarter Ended
	December 31,	September 30,	June 30,	March 31,
	2016
	(In millions)
Operating Revenues	$232	$272	$283	$234

Operating (Loss) Income	(99)	118	128	73

Net (Loss) Income (a)	(139)	67	81	6

Net (Loss) Income (b)	(149)	64	79	4
Change	10	$3	$2	$2

(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
(b) As previously reported.

	Quarter Ended
	December 31,	September 30,	June 30,	March 31,
	2015
	(In millions)
Operating Revenues	$224	$256	$259	$214

Operating Income	71	102	99	50

Net Income (Loss) (a)	20	47	50	(24)

Net Income (Loss) (b)	20	44	48	(24)
Change	$—	$3	$2	$—